Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000028524 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028524 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028524 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028524 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028524 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028524 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028524 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028524 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028524 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028524 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028524 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028524 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000028521 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028521 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028521 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028521 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000028523 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028523 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028523 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028523 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028523 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028523 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028523 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028523 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028523 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028523 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028523 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028523 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000028527 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028527 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028527 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028527 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000028526 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028526 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028526 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028526 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028526 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028526 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028526 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028526 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028526 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028526 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028526 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028526 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028526 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028526 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028526 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028526 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000028525 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028525 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028525 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028525 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028525 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028525 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028525 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000028525 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028525 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028525 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028525 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028525 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028525 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028525 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028525 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028525 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000159958 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159958 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000159958 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000159958 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000159958 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159958 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159958 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159958 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159958 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159958 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159958 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)